1933 Act File No. 2-65505
                                          1940 Act File No. 811-2951

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                  --

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  33   .....................       X
                                 ------                           --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

    Amendment No. 26    ....................................       X
                  ------                                          --


                       TRUST FOR U.S. TREASURY OBLIGATIONS

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
X   on November 30, 1998 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i). 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  _ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS REFERENCE SHEET

      This Amendment to the Registration Statement of TRUST FOR U.S. TREASURY OBLIGATIONS is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (RULE 404(C) CROSS REFERENCE)

Item 1.     COVER PAGE....................Cover Page.

Item 2.     SYNOPSIS.                     Summary of Trust Expenses.

Item 3.     CONDENSED FINANCIAL
             INFORMATION                  Financial Highlights.

Item 4.     GENERAL DESCRIPTION OF
             REGISTRANT...................General Information; Investment
                                          Information; Investment Objective;
                                          Investment Policies; Investment
                                          Limitations.

Item 5.      MANAGEMENT OF THE TRUST......Trust Information; Management of the
                                          Trust; Distribution of Shares;
                                          Administration of the Trust.
             -----------------------
Item 6.     CAPITAL STOCK AND OTHER
             SECURITIES...................Dividends; Capital Gains; Account and
                                          Share Information; Voting Rights; Tax
                                          Information; Federal Income Tax;
                                          State and Local Taxes; Performance
                                          Information.

Item 7.     PURCHASE OF SECURITIES BEING
             OFFERED......................Net Asset Value; How To Purchase
                                          Shares; Purchasing Shares By Check;
                                          Purchasing Shares By Wire;
                                          Automatic Investments; Subaccounting
                                          Services; Confirmations and Account
                                          Statements.

Item 8.     REDEMPTION OR REPURCHASE......How To Redeem Shares; Redeeming
                                          Shares By Mail; Redeeming Shares By
                                          Telephone; Accounts With Low
            ------------------------
                                          Balances.

Item 9.     LEGAL PROCEEDINGS             None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    COVER PAGE....................Cover Page.

Item 11.    TABLE OF CONTENTS             Table of Contents.

Item 12.    GENERAL INFORMATION AND
             HISTORY                      About Federated Investors.

Item 13.    INVESTMENT OBJECTIVES AND
             POLICIES.....................Investment Policies; Investment
                                          Limitations; Regulatory Compliance.

Item 14.    MANAGEMENT OF THE REGISTRANT..Trust for U.S. Treasury Obligations
                                          Management; Trustees Compensation;
                                          Trustee Liability.
Item 15.    CONTROL PERSONS AND PRINCIPAL
             HOLDERS OF SECURITIES        Share Ownership.

Item 16.    INVESTMENT ADVISORY AND OTHER
             SERVICES.....................Investment Advisory Services;
                                          Trust Administration; Shareholder
                                          Services; Other Services.

Item 17.    BROKERAGE ALLOCATION          Brokerage Transactions.

Item 18.    CAPITAL STOCK AND OTHER
             SECURITIES                   Massachusetts Partnership Law.

Item 19.    PURCHASE, REDEMPTION AND
             PRICING OF SECURITIES BEING
             OFFERED......................Determining Net Asset Value;
                                          Redemption in Kind.

Item 20.    TAX STATUS                    The Trust's Tax Status.

Item 21.    UNDERWRITERS                  Not applicable.

Item 22.    CALCULATIONS OF YIELD QUOTATIONS
            OF MONEY MARKET FUNDS.........Performance Information, Yield;
                                          Effective Yield; Total Return;
                                          Performance Comparisons; Economic and
                                          Market Information.

Item 23.    FINANCIAL STATEMENTS..........(Filed in Part A)




Trust for U.S. Treasury Obligations

PROSPECTUS

The shares of Trust for U.S. Treasury Obligations (the "Trust") offered by this prospectus represent interests in an open-end management investment company (a mutual fund). The Trust invests in short-term U.S. Treasury securities to achieve current income consistent with stability of principal and liquidity.


THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE TRUST ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE TRUST WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information dated November 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http:// www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated November 30, 1998


TABLE OF CONTENTS

Summary of Trust Expenses   1

Financial Highlights   2

General Information   3

Year 2000 Statement (Unaudited)   3

Investment Information   3

Investment Objective   3

Investment Limitations   4

Trust Information   4

Management of the Trust   4

Distribution of Shares    5

Administration of the Trust   5

Net Asset Value   5

How to Purchase Shares   5

Purchasing Shares by Wire   5

Purchasing Shares by Check   6

Automatic Investments   6

Subaccounting Services   6

How to Redeem Shares   6

Redeeming Shares by Telephone   6

Redeeming Shares by Mail   6

Account and Share Information   7

Dividends   7

Capital Gains   7

Account Activity   7

Accounts with Low Balances   7

Voting Rights   7

Tax Information   7

Federal Income Tax   7

State and Local Taxes   7

Performance Information   7

Financial Statements  9

Report of Independent Public Accountants   15

SUMMARY OF TRUST EXPENSES

            SHAREHOLDER TRANSACTION EXPENSES Maximum Sales Charge Imposed on
Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent
Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, as applicable)                                                None
Redemption Fee (as a percentage of amount redeemed, if applicable)                     None
Exchange Fee                                                                           None
ANNUAL TRUST OPERATING EXPENSES
(As a percentage of average net assets)
Management Fee (after waiver)(1)                                                       0.30%
12b-1 Fee                                                                              None
Total Other Expenses                                                                   0.15%
Shareholder Services Fee (after waiver)(2)                                     0.05%
Total Operating Expenses(3)                                                            0.45%


 (1) The management fee has been reduced to reflect the waiver of a portion of the management fee. The maximum management fee is 0.40%.
 (2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%. See "Trust Information."

 (3) The total operating expenses would have been 0.75% absent the waiver of a portion of the management fee and the voluntary waiver of a portion of the shareholder services fee. The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information." Wiretransferred redemptions
of less than $5,000 may be subject to additional fees.
EXAMPLE You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period.
1 Year $ 5 3 Years $14 5 Years $25 10 Years $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
TRUST FOR U.S. TREASURY OBLIGATIONS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Independent Public Accountants on page 15.

                                                                    YEAR ENDED SEPTEMBER 30,
                     1998       1997      1996       1995       1994       1993       1992       1991       1990       1989
NET ASSET
VALUE,
BEGINNING
OF PERIOD           $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
INCOME FROM
INVESTMENT
OPERATIONS
Net investment
income                0.05       0.05      0.05       0.05       0.03       0.03       0.04       0.06       0.08       0.09
LESS
DISTRIBUTIONS
Distributions
from net
investment
income               (0.05)     (0.05)    (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)     (0.08)     (0.09)
NET ASSET
VALUE, END
OF PERIOD           $ 1.00     $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
TOTAL RETURN(A)       5.28%      5.16%     5.18%      5.45%      3.31%      2.84%      4.00%      6.49%      8.18%      8.89%
RATIOS TO
AVERAGE
NET ASSETS
Expenses              0.45%      0.45%     0.45%      0.45%      0.45%      0.45%      0.45%      0.46%      0.45%      0.45%
Net investment
income                5.17%      5.04%     5.06%      5.28%      3.21%      2.80%      3.95%      6.33%      7.89%      8.56%
SUPPLEMENTAL
DATA
Net assets,
end of period
000 omitted     $2,358,709 $1,797,163 $2,660,939 $3,031,247 $4,651,657 $4,689,657 $5,271,259 $5,744,351 $5,997,327 $5,747,794


 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. (See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated July 24, 1979. The Trust is designed for institutional investors such as banks, fiduciaries, custodians of public funds, and smaller institutional investors, such as corporations, unions, hospitals, and insurance companies and municipalities as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. Treasury securities. A minimum initial investment of $25,000 over a 90-day period is required.

The Trust attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.


YEAR 2000 STATEMENT (UNAUDITED)
Like other mutual funds and business organizations worldwide, the Trust's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900. Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Trust and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Trust's operations.


INVESTMENT INFORMATION
INVESTMENT OBJECTIVE

The investment objective of the Trust is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

The Trust pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations. The average maturity of the securities in the Trust's portfolio, computed on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Trust will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Trust may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Unless indicated otherwise, the investment policies may not be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS

The Trust invests only in U.S. Treasury obligations. These investments include repurchase agreements collateralized fully by U.S. government securities. "U.S. Treasury obligations" refer to instruments which are issued or guaranteed as to principal and interest by the U.S. Treasury and therefore constitute obligations of the United States of America. U.S. Treasury obligations include such instruments as: (i) U.S. Treasury bills, notes and bonds, and (ii) instruments of the Export/Import Bank of the U.S., the General Services Administration, the Small Business Administration, and the Washington Metropolitan Area Transit Authority, maturing in one year or less from the date of acquisition or purchased pursuant to repurchase agreements which provide for repurchase by the seller within one year from the date of acquisition. The Trust may also purchase U.S. Treasury obligations on a when-issued or delayed delivery basis.


REPURCHASE AGREEMENTS
Certain securities in which the Trust invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTMENT LIMITATIONS
The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Trust will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

TRUST INFORMATION
MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES
The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER
Investment decisions for the Trust are made by Federated Research, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. Under the investment advisory contract, the adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Trust aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Trust and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its average daily net assets.


ADVISER'S BACKGROUND

Federated Research, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. All of the Class A (voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John
F. Donahue, Chairman and Director of Federated Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Director of Federated Investors, Inc.

Federated Research and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for shares of the Trust. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors, Inc.


SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, Inc., under which the Trust may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.


ADMINISTRATION OF THE TRUST
ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. specified below:

MAXIMUM              AVERAGE AGGREGATE
 FEE                  DAILY NET ASSETS
  .150%            on the first $250 million
  .125%            on the next $250 million
  .100%            on the next $250 million
  .075%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
The Trust attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from total assets and dividing the remainder by the number of shares outstanding. The Trust cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES
Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Trust reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $25,000. However, an account may be opened with a smaller amount as long as the minimum is reached within 90 days. Minimum investments will be calculated by combining all accounts maintained with the Trust. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE
Shares may be purchased by Federal Reserve wire by calling the Trust before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) in order to begin earning dividends that same day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; for Credit to: Trust for U.S. Treasury Obligations; Fund Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Trust for U.S. Treasury Obligations. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.


AUTOMATIC INVESTMENTS
Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Trust. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's agreement or literature describing these services and fees.

SUBACCOUNTING SERVICES
Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Trust shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

HOW TO REDEEM SHARES
Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE
Redemptions in any amount may be made by calling the Trust provided the Trust has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 3:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Trust shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL
Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266- 8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Trust name; the account name as registered with the Trust; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Trust does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION
DIVIDENDS
Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Trust unless cash payments are requested by writing to the Trust. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS
The Trust does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Trust will distribute in cash or additional shares any realized net capital gains at least once every 12 months.

ACCOUNT ACTIVITY
Shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS
Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

As of November 5, 1998, First Union National Bank, Charlotte, North Carolina, owned 37.14% of the voting securities of the Trust, and therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
FEDERAL INCOME TAX
The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES
In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
From time to time, the Trust advertises its yield, effective yield and total return.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the Trust after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's performance to certain indices.

PORTFOLIO OF INVESTMENTS
TRUST FOR U.S. TREASURY OBLIGATIONS
SEPTEMBER 30, 1998

PRINCIPAL
 AMOUNT                                                                                   VALUE
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--8.4%
$197,000,000 U.S. Treasury Notes, 5.000% - 8.875%, 11/30/1998-7/31/1999           $   197,617,691
             TOTAL SHORT-TERM U.S. GOVERNMENT OBLIGATIONS                             197,617,691
(A)REPURCHASE AGREEMENTS--91.9%
 110,000,000 ABN AMRO Chicago Corp., 5.550%, dated 9/30/1998, due 10/1/1998           110,000,000
  70,000,000 Barclays de Zoete Wedd Securities, Inc., 5.250%, dated 9/30/1998,
             due 10/1/1998                                                             70,000,000
 290,000,000 Bear, Stearns and Co., 5.580%, dated 9/30/1998, due 10/1/1998            290,000,000
 110,000,000 CIBC Wood Gundy Securities Corp., 5.550%, dated 9/30/1998, due 10/
             1/1998                                                                   110,000,000
  96,090,000 Credit Suisse First Boston, Inc., 5.500%, dated 9/30/1998, due 10/
             1/1998                                                                    96,090,000
  42,600,000 Deutsche Bank Government Securities, Inc., 5.550%, dated 9/30/1998,
             due 10/1/1998                                                             42,600,000
 110,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.500%, dated 9/
             30/1998, due 10/1/1998                                                   110,000,000
  81,000,000 Goldman Sachs Group, LP, 5.480%, dated 6/30/1998, due 10/1/1998           81,000,000
  13,000,000 Goldman Sachs Group, LP, 5.480%, dated 7/1/1998, due 10/2/1998            13,000,000
 110,000,000 Greenwich Capital Markets, Inc., 5.550%, dated 9/30/1998, due 10/1/
             1998                                                                     110,000,000
 110,000,000 J.P. Morgan & Co., Inc., 5.500%, dated 9/30/1998, due 10/1/1998          110,000,000
  67,000,000 (b)Merrill Lynch, Pierce, Fenner and Smith, 5.470%, dated 8/12/
             1998, due 11/10/1998                                                      67,000,000
  45,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.500%, dated 9/30/1998,
             due 10/1/1998                                                             45,000,000
 110,000,000 Societe Generale, New York, 5.580%, dated 9/30/1998, due 10/1/1998       110,000,000
 110,000,000 Toronto Dominion Securities (USA) Inc., 5.600%, dated 9/30/1998,
             due 10/1/1998                                                            110,000,000
 150,000,000 Warburg Dillon Reed LLC, 5.250%, dated 9/30/1998, due 10/1/1998          150,000,000
 208,000,000 Warburg Dillon Reed LLC, 5.570%, dated 9/30/1998, due 10/1/1998          208,000,000
 335,000,000 Westdeutsche Landesbank Girozentrale, 5.580%, dated 9/30/1998, due
             10/1/1998                                                                335,000,000
             TOTAL REPURCHASE AGREEMENTS                                            2,167,690,000
             TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                              $2,365,307,691


 (a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
 (b) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.
 (c) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets ($2,358,708,706) at September 30, 1998.
The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation
LP --Limited Partnership


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
TRUST FOR U.S. TREASURY OBLIGATIONS
SEPTEMBER 30, 1998

ASSETS:
Investments in repurchase agreements                                $2,167,690,000
Investments in securities                                              197,617,691
Total investments in securities, at amortized cost and value                       $2,365,307,691
Cash                                                                                      618,093
Income receivable                                                                       4,139,900
Receivable for shares sold                                                                108,316
Total assets                                                                        2,370,174,000
LIABILITIES:
Payable for shares redeemed                                              2,404,089
Income distribution payable                                              8,220,957
Accrued expenses                                                           840,248
Total liabilities                                                                      11,465,294
NET ASSETS for 2,358,708,706 shares outstanding                                    $2,358,708,706
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
$2,358,708,706 / 2,358,708,706 shares outstanding                                           $1.00

(See Notes which are an integral part of the Financial Statements)


STATEMENT OF OPERATIONS
TRUST FOR U.S. TREASURY OBLIGATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME:
Interest                                                                           $106,802,926
EXPENSES:
Investment advisory fee                                               $ 7,602,021
Administrative personnel and services fee                               1,433,292
Custodian fees                                                            111,489
Transfer and dividend disbursing agent fees and expenses                   88,803
Directors'/Trustees' fees                                                  23,578
Auditing fees                                                              13,192
Legal fees                                                                 16,036
Portfolio accounting fees                                                 155,565
Shareholder services fee                                                4,751,263
Share registration costs                                                   21,900
Printing and postage                                                        9,518
Insurance premiums                                                         16,069
Taxes                                                                         535
Miscellaneous                                                              19,854
Total expenses                                                         14,263,115
Reimbursements--
Reimbursement of investment advisory fee                 $(1,886,024)
Reimbursement of shareholder services fee                 (3,801,010)
Total reimbursements                                                   (5,687,034)
Net expenses                                                                          8,576,081
Net investment income                                                              $ 98,226,845

(See Notes which are an integral part of the Financial Statements)


STATEMENT OF CHANGES IN NET ASSETS
TRUST FOR U.S. TREASURY OBLIGATIONS

                                                                       YEAR ENDED SEPTEMBER 30,
                                                                        1998              1997
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                           $    98,226,845  $    122,829,265
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income                            (98,226,845)     (122,829,265)
SHARE TRANSACTIONS--
Proceeds from sale of shares                                      8,814,750,379    10,154,245,628
Net asset value of shares issued to shareholders in payment of
distributions declared                                               11,702,911        13,230,871
Cost of shares redeemed                                          (8,264,907,672)  (11,031,251,972)
Change in net assets resulting from share transactions              561,545,618      (863,775,473)
Change in net assets                                                561,545,618      (863,775,473)
NET ASSETS:
Beginning of period                                               1,797,163,088     2,660,938,561
End of period                                                   $ 2,358,708,706  $  1,797,163,088

(See Notes which are an integral part of the Financial Statements)


NOTES TO FINANCIAL STATEMENTS
TRUST FOR U.S. TREASURY OBLIGATIONS

SEPTEMBER 30, 1998

ORGANIZATION
Trust for U.S. Treasury Obligations (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS
The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS
It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS
Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES
It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At September 30, 1998, capital paid-in aggregated $2,358,708,706. Transactions in shares were as follows:
                                                                       YEAR ENDED SEPTEMBER 30,
                                                                         1998           1997
Shares sold                                                         8,814,750,379   10,154,245,628
Shares issued to shareholders in payment of distributions declared     11,702,911       13,230,871
Shares redeemed                                                    (8,264,907,672) (11,031,251,972)
Net change resulting from share transactions                          561,545,618     (863,775,473)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY FEE Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The adviser will waive to the extent of its advisory fee, the amount, if any, by which the Trust's aggregate annual operating expenses, exceed 0.45% of its average daily net assets of the Trust.

ADMINISTRATIVE FEE
Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE
Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES
FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)
Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Shareholders and Board of Trustees of TRUST FOR U.S. TREASURY OBLIGATIONS:

We have audited the accompanying statement of assets and liabilities of Trust for U.S. Treasury Obligations (a Massachusetts business trust), including the schedule of portfolio investments, as of September 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian and with brokers. As to confirmation replies not received, we carried out alternate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for U.S. Treasury Obligations as of September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania
November 20, 1998


Trust for U.S. Treasury Obligations


PROSPECTUS
NOVEMBER 30, 1998

An Open-End, Management
Investment Company

TRUST FOR U.S. TREASURY OBLIGATIONS
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Research
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com

Cusip 898334107
8110114A (11/98)

[Graphic]







TRUST FOR U.S. TREASURY OBLIGATIONS

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus of Trust for U.S. Treasury Obligations (the "Trust") dated November 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

TRUST FOR U.S. TREASURY OBLIGATIONS
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

Statement November 30, 1998


[Graphic]

Federated Securities Corp., distributor

Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com


Cusip 898334107
8110114B (11/98)


[GRAPHIC]

TABLE OF CONTENTS

INVESTMENT POLICIES  1

When-Issued and Delayed Delivery Transactions  1

Repurchase Agreements  1

INVESTMENT LIMITATIONS  1

Selling Short and Buying on Margin  1

Borrowing Money  1

Pledging Assets  1

Lending Cash or Securities  1

Investing in Commodities  1

Investing in Real Estate  1

Underwriting  1

Investing in Restricted Securities  2

Investing in Illiquid Securities  2

Investing for Control  2

Investing in Options  2

Regulatory Compliance  2

TRUST FOR U.S. TREASURY OBLIGATIONS MANAGEMENT  3

Share Ownership  6

Trustee Compensation  7

Trustee Liability  7

INVESTMENT ADVISORY SERVICES  7

Investment Adviser  7

Advisory Fees  7

BROKERAGE TRANSACTIONS   8

OTHER SERVICES  8

Trust Administration  8

Custodian and Portfolio Accountant  8

Transfer Agent  8

Independent Public Accountants  8

Shareholder Services  8

DETERMINING NET ASSET VALUE  9

REDEMPTION IN KIND  9

MASSACHUSETTS PARTNERSHIP LAW   9

THE TRUST'S TAX STATUS  9

PERFORMANCE INFORMATION  10

Yield  10

Effective Yield  10

Total Return  10

Performance Comparisons  10

Economic and Market Information  11

ABOUT FEDERATED INVESTORS, INC.  11

Mutual Fund Market  11

Institutional Clients  11

Bank Marketing  11

Broker/Dealers and Bank
  Broker/Dealer Subsidiaries  11


INVESTMENT POLICIES
Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS
The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

INVESTMENT LIMITATIONS
SELLING SHORT AND BUYING ON MARGIN
The Trust will not sell any portfolio instruments short or purchase any portfolio instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio instruments.

BORROWING MONEY
The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets including the amount borrowed, in order to meet redemption requests without immediately selling any portfolio instruments (any such borrowings under this section will not be collateralized.) This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests where liquidation of portfolio instruments is deemed to be inconvenient or disadvantageous. Interest paid by the Trust on borrowed funds will not be available for investment. While any such borrowings are outstanding, no portfolio instruments may be purchased by the Trust.

PLEDGING ASSETS
The Trust will not pledge portfolio instruments.

LENDING CASH OR SECURITIES
The Trust will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations including repurchase agreements as permitted by its investment objective and policies.

The above limitations cannot be changed without shareholder approval. The following investment limitations, however, may be changed by the trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN COMMODITIES
The Trust will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE
The Trust will not purchase or sell real estate, including limited partnership interests.

UNDERWRITING
The Trust will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

INVESTING IN RESTRICTED SECURITIES
The Trust will not invest in securities subject to restrictions on resale under federal securities law.

INVESTING IN ILLIQUID SECURITIES
The Trust will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING FOR CONTROL
The Trust will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS
The Trust will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE
The Trust may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Trust will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Trust will determine the effective maturity of its investments according to Rule 2a-7. The Trust may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

TRUST FOR U.S. TREASURY OBLIGATIONS MANAGEMENT
Officers and Trustees are listed with their addresses, birthdates, present positions with Trust for U.S. Treasury Obligations, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate:  July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate:  February 3, 1934

Trustee

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate:  June 23, 1937

Trustee

Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate:  July 4, 1918

Trustee

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A. and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA

Birthdate:  May 18, 1922

Trustee

Director or Trustee of the Funds; Attorney-at-law; Director,
The Emerging Germany Fund, Inc.; formerly, President, Boston
Stock Exchange, Inc.; Regional Administrator, United States
Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate:  October 11, 1932

Trustee

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate:  June 18, 1924

Trustee

Director or Trustee of the Funds; Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate:  March 16, 1942

Trustee

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate:  December 20, 1932

Trustee

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate:  September 14, 1925

Trustee

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate:  June 21, 1935

Trustee

Director or Trustee of the Funds; Public Relations/ Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 2, 1929

President

President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate:  April 11, 1949

Executive Vice President

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John
F. Donahue, Chairman and Trustee of the Trust.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President, and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp., and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate:  October 26, 1938

Executive Vice President , Secretary, and Treasurer

Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate:  May 17, 1923

Vice President

President or Vice President of some of the Funds; Director or Trustee of some of the Funds; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.

*This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

 @Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:


Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; ixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.-1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.


SHARE OWNERSHIP
Officers and Trustees as a group own less than 1% of the Trust.


As of November 5, 1998, the following shareholder of record owned 5% or more of the outstanding shares of the Trust for U.S. Treasury Obligations: First Union National Bank, Charlotte, North Carolina, owned 885,033,876 shares (37.14%).


TRUSTEE COMPENSATION

NAME,                              AGGREGATE
POSITION WITH                    COMPENSATION  TOTAL COMPENSATION PAID
TRUST                             FROM TRUST*#   FROM FUND COMPLEX+
John F. Donahue                            $0   $0 for the Trust and
Chairman and Trustee                            56 other investment
                                                companies in the Fund Complex
Thomas G. Bigley                    $2,423.42   $111,222 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
John T. Conroy, Jr.                 $2,666.14   $122,362 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
William J. Copeland                 $2,666.14   $122,362 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
James E. Dowd, Esq.                 $2,666.14   $122,362 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
Lawrence D. Ellis, M.D.             $2,423.42   $111,222 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
Edward L. Flaherty, Jr., Esq.       $2,666.14   $122,362 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
Peter E. Madden                     $2,423.42   $111,222 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
John E. Murray, Jr., J.D., S.J.D.   $2,423.42   $111,222 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
Wesley W. Posvar                    $2,423.42   $111,222 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex
Marjorie P. Smuts                   $2,423.42   $111,222 for the Trust and
Trustee                                         56 other investment
                                                companies in the Fund Complex

*Information is furnished for the fiscal year ended September 30, 1998 #The Trust is the only investment company in the Fund Complex.
 +The information is provided for the last calendar year.


TRUSTEE LIABILITY
The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES
INVESTMENT ADVISER

The Trust's investment adviser is Federated Research. It is a subsidiary of Federated Investors, Inc. All the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust for U.S. Treasury Obligations or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust for U.S. Treasury Obligations.


ADVISORY FEES

For its advisory services, Federated Research receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended September 30, 1998, 1997, and 1996, the adviser earned $7,602,021, $9,753,169, and $11,252,925, respectively, of which $1,886,024, $2,452,468, and $2,913,538, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year(s) ended September 30, 1998, 1997, and 1996, the Trust paid no brokerage commissions.


Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES
TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, Inc., served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended September 30, 1998, 1997, and 1996, the Administrators earned $1,433,292, $1,841,240, and $2,127,329, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on size, type, number of shareholder accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, PA.


SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Trust will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal year ended September 30, 1998, the Trust earned shareholder service fees in the amount of $4,751,263 of which $950,253 was paid to financial institutions.

DETERMINING NET ASSET VALUE
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Trust computed by dividing the annualized daily income on the Trust's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Trust's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Trust's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND
The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE TRUST'S TAX STATUS
To qualify for the special tax treatment afforded to regulated investment companies, the Trust must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION
Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Trust, the performance will be reduced for those shareholders paying those fees.

YIELD
The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.


The Trust's yield for the seven-day period ended September 30, 1998, was 4.98%.


EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result. The Trust's effective yield for the seven-day period ended September 30, 1998, was 5.10%.

TOTAL RETURN
Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.


The Trust's average annual total returns for the one-year, five-year, and ten-year periods ended September 30, 1998, were 5.28%, 4.87%, and 5.46%, respectively.

PERFORMANCE COMPARISONS
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


Advertising and other promotional literature may include charts, graphs, and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS, INC.
Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making -structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.


The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.


In the money market sector, Federated Investors, Inc. gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime, and 22 municipal with assets approximating $35 billion, $17.1 billion, and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield-J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and International-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


INSTITUTIONAL CLIENTS

Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.


BANK MARKETING
Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

 *Source: Investment Company Institute







PART C.     OTHER INFORMATION.

Item 24.    FINANCIAL STATEMENTS AND EXHIBITS:

            (a)   Financial Statements (Filed in Part A)
            (b)   Exhibits:
                  (1) Conformed Copy of the Declaration of Trust including Amendments 1, 2 and 3; (1)
                  (2) Conformed Copy of the By-Laws of the Registrant including Amendments 1, 2 and 3; (1)
                           (i) Copy of Amendment No. 5 to the By-Laws of the Registrant, dated November 18, 1997 +
                           (ii) Copy of Amendment No. 6 to the By-Laws of the Registrant, dated February 23, 1998 +
                          (iii) Copy of Amendment No. 7 to the By-Laws of the Registrant, dated February 27, 1998 +
                           (iv) Copy of Amendment No. 8 to the By-Laws of the Registrant, dated May 12, 1998 +
                  (3)   Not applicable;
                  (4)    (i)  Copy of Specimen Certificate of Shares of
                              Beneficial Interest of the Registrant (prior to
                              changing name to Trust for U.S. Treasury
                              Obligations); (1)
                  (4)   (ii)  Copy of Specimen Certificate of Share of
                              Beneficial Interest of the Registrant; (1)
                  (5)         Conformed Copy of the Investment Advisory
                              Contract of the Registrant; (1)
                  (6)   (i)   Conformed Copy of the Distributor's Contract;
                        (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item
                        24(b)(6) of ......the Cash Trust Series II Registration
                        Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);
                   (7)  Not applicable;
                   (8) (i) Conformed Copy of Custodian Agreement of the Registrant (1); (ii) Copy of Fee Schedule associated with Custodian Contract of the Registrant; (3)
                   (9) (i) Conformed copy of Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement of the Registrant (2); (ii) Conformed copy of Amended and Restated Shareholder Services Agreement; + (iii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
                   (iv) Amended & Restated Agreement for Fund
                        Accounting Services, Administrative Services,
                        Transfer Agency Services and Custody Services Procurement; +

+      All exhibits have been filed electronically.
------------------------

1. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 27 on Form N-1A filed November 27, 1994. (File Nos. 2-49591 and 811-2430)

2. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 31 on Form N-1A filed November 25, 1996. (File Nos. 2-49591 and 811-2430)

3. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 32 on Form N-1A filed November 21, 1997 (File Nos. 2-49591 and 811-2430)





                  (10) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (1)
                  (11)  Conformed Copy of Consent of Independent Auditors; +
                  (12)  Not applicable;
                  (13)  Not applicable;
                  (14)  Not applicable;
                  (15)  Not applicable;
                  (16) Copy of Schedule for Computation of Trust Performance Data; (1)
                  (17)  Conformed Copy of Financial Data Schedule; +
                  (18) Conformed Copy of Opinion and Consent of Counsel as to availability of Rule 485(b); (1)
                  (19)  Conformed Copy of Power of Attorney; +


Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

            None

Item 26.    NUMBER OF HOLDERS OF SECURITIES:

                                                Number of Record Holders
            TITLE OF CLASS                       AS OF NOVEMBER 5, 1998
            --------------                      -----------------------

            Shares of Beneficial Interest                   2,996
            (no par value)

























+      All exhibits have been filed electronically.
------------------------

1. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 27 on Form N-1A filed November 27, 1994. (File Nos. 2-49591 and 811-2430)

Item 27.    INDEMNIFICATION: (1)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "INSERT PROSPECTUS HEADING"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "INSERT SAI HEADING." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen









      -------------------------

1. Response is incorporated by reference to Registrant's initial Registration Statement on Form N-1 filed August 24, 1979. (File Nos. 2-65505 and 811-2951)




                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Keith J. Sabol
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Nancy J. Belz
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John Sheehy
                                             Michael W. Sirianni
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. Newcamp

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

ITEM 29. PRINCIPAL UNDERWRITERS:

      (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


(1)                                    (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin             Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

(c)         Not applicable.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            REGISTRANt                          Federated Investors Tower
                                                Pittsburgh, PA 15222-3779

            FEDERATED SHAREHOLDER               Federated Investors Tower
            SERVICES COMPANY                    Pittsburgh, PA 15222-3779
            ("Transfer Agent,Dividend
            Disbursing Agent and Portfolio
            Recordkeeper")

            FEDERATED ADMINISTRATIVE SERVICES   Federated Investors Tower
            ("Administrator")                   Pittsburgh, PA 15222-3779

            FEDERATED RESEARCH                  Federated Investors Tower
            ("Adviser")                         Pittsburgh, PA 15222-3779

            STATE STREET BANK
            AND TRUST COMPANY                   c/o Federated Shareholder
            ("Custodian")                       Services Company
                                                P.O. Box 8600
                                                Boston, MA 02266-8600


Item 31.    MANAGEMENT SERVICES:  NOT APPLICABLE.

Item 32.    UNDERTAKINGS:
            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TRUST FOR U.S. TREASURY OBLIGATIONS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of November, 1997.

                       TRUST FOR U.S. TREASURY OBLIGATIONS
                  BY: /s/ S. Elliott Cohan
                  S. Elliott Cohan,  Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  November 23, 1997

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ S. Elliott Cohan
    S. Elliott Cohan              Attorney In Fact          November 23, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Executive Vice President,
                                  Secretary and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

*  By Power of Attorney